Insurance contracts	9 Months Ended
Sep. 30, 2025
Insurance contracts
Insurance contracts

5.    Insurance contracts

The following tables provide reconciliations of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) as of September 30, 2025 and December 31, 2024. These receivables and liabilities are recognized in the consolidated balance sheets within trade accounts and other receivables from unrelated parties and accounts payable to unrelated parties, respectively.

Reinsurance contract receivables and liabilities

in € K

	September 30, 2025			December 31, 2024
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	(9,287)	(701)	(9,988)	53,137	(931)	52,206
Incurred claims and other directly attributable expenses	(211,569)	138	(211,431)	(245,035)	278	(244,757)
Changes that relate to past service – changes in the fulfillment cash-flows relating to liabilities for incurred claims (LIC)(1)	18,885	—	18,885	(58,654)	—	(58,654)
Claims and other directly attributable expenses paid	(393,123)	—	(393,123)	(562,067)	—	(562,067)
Premium revenue	614,687	—	614,687	802,597	—	802,597
Foreign currency translation and other changes	(295)	75	(220)	735	(48)	687
Reinsurance contract receivables (liabilities) at the end of the period	19,298	(488)	18,810	(9,287)	(701)	(9,988)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €14,408 and (€14,916) as of September 30, 2025 and December 31, 2024, respectively.

Insurance contract receivables and liabilities

in € K

	September 30, 2025			December 31, 2024
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	(7,751)	(588)	(8,339)	27,389	(553)	26,836
Incurred claims and other directly attributable expenses	(494,763)	116	(494,647)	(242,885)	—	(242,885)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	1,581	—	1,581	(16,108)	—	(16,108)
Claims and other directly attributable expenses paid	(398,165)	—	(398,165)	(604,843)	—	(604,843)
Premium revenue	906,573	—	906,573	828,437	—	828,437
Foreign currency translation and other changes	173	62	235	259	(35)	224
Insurance contract receivables (liabilities) at the end of the period	7,648	(410)	7,238	(7,751)	(588)	(8,339)
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €23,549 and (€2,095) as of September 30, 2025 and December 31, 2024, respectively.